FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 6) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,843,708	$ 1,134,372
Derivative financial liabilities	(1,295,070)	(945,853)
Total, net	548,638	188,519
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	295,326	172,682
Derivative financial liabilities	(306,600)	(147,446)
Total, net	(11,274)	25,236
Forward contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	294,345	172,310
Derivative financial liabilities	(299,015)	(142,976)
Forward contract [member] | Equity contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	981	372
Derivative financial liabilities	(7,585)	(4,470)
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,452,164	946,695
Derivative financial liabilities	(958,881)	(781,464)
Total, net	493,283	165,231
Swap contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,199,236	672,558
Derivative financial liabilities	(700,903)	(505,823)
Swap contract [member] | Interest rate contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	252,928	274,137
Derivative financial liabilities	(257,978)	(275,641)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	96,218	14,995
Derivative financial liabilities	(29,589)	(16,943)
Total, net	66,629	(1,948)
Option contract [member] | Foreign exchange contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	96,218	14,995
Derivative financial liabilities	$ (29,589)	$ (16,943)